EQUITY - Series F Preferred Shares (Details) $ / shares in Units, $ in Thousands, ¥ in Millions			1 Months Ended		12 Months Ended
	Dec. 28, 2022 USD ($) $ / shares shares	Mar. 14, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥) shares	Jan. 31, 2022 CNY (¥)	Dec. 29, 2020 $ / shares
Class of Stock [Line Item]
Ordinarty shares subscribed					$ 11		$ 8
Ordinary shares, issued | shares					238,368,861		163,129,655		238,368,861
Warrants exercise price | $ / shares											$ 3.00
Paid issuance cost					$ 1,976
General and administrative expenses					46,488		$ 43,734	$ 265
Stanley Star Group
Class of Stock [Line Item]
Total amount of investment agreed	$ 50,000,000
Number of ordinary shares consisted by units | shares	50,000,000
Conversion price | $ / shares	$ 1.00
Derong Group
Class of Stock [Line Item]
Ordinarty shares subscribed			$ 15,400							¥ 100
Ordinary shares, issued | shares		4,406,542
Warrant share issued | shares		6,500,000
Warrants exercise price | $ / shares		$ 1.00
Warrant shares classified as equity measured at fair value		$ 1,417			472
Proceeds allocated to issued ordinary shares		$ 3,298
Paid issuance cost					1,575	¥ 100
Payment received from investment			$ 4,600	¥ 30		¥ 30
General and administrative expenses					$ 1,103
Uncertainty of Remaining Investment. | ¥									¥ 70